Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstact]
Schedule of Changes in Goodwill

Net book value
Balance at December 31, 2023	119,282
Acquisitions through business combinations (note 5(a))	4,966
Balance at December 31, 2024	124,248
Balance at December 31, 2025	124,248

Schedule of Impairment Testing Goodwill

For the purpose of impairment testing, goodwill has been allocated as follows:

	December 31, 2025	December 31, 2024
Liquor retail	24,338	24,338
Cannabis retail	47,888	47,888
Cannabis operations - manufacturing	52,022	52,022
	124,248	124,248